BASIS OF PRESENTATION (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Detailed Information About Basis Of Presentation [Abstract]
Cash	$ 61,083	$ 23,368	$ 33,376
Working capital	$ 70,400